PROPERTY, FURNITURE AND EQUIPMENT, NET, Movement of Property, Furniture and Equipment and Accumulated Depreciation (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	S/ 1,308,779	S/ 1,374,875
Balance Ending	1,281,098	1,308,779	S/ 1,374,875
Net carrying amount	1,281,098	1,308,779	1,374,875
Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	3,500,890	3,515,202	3,512,477
Additions	192,700	107,790	98,120
Acquisition of business	419	0	0
Transfers	0	0	0
Disposal, derecognition and others	(230,813)	(122,102)	(95,395)
Balance Ending	3,463,196	3,500,890	3,515,202
Net carrying amount	3,463,196	3,500,890	3,515,202
Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	2,192,111	2,140,327	2,084,304
Depreciation of the period	128,443	140,173	142,092
Acquisition of business	102	0	0
Transfers	0	0	0
Disposal, derecognition and others	(138,558)	(88,389)	(86,069)
Balance Ending	2,182,098	2,192,111	2,140,327
Net carrying amount	2,182,098	2,192,111	S/ 2,140,327
Land [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	375,485
Net carrying amount	375,485
Land [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	401,856
Additions	1,756
Acquisition of business	0
Transfers	0
Disposal, derecognition and others	(28,127)
Balance Ending	375,485	401,856
Net carrying amount	375,485	401,856
Land [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	0
Depreciation of the period	0
Acquisition of business	0
Transfers	0
Disposal, derecognition and others	0
Balance Ending	0	0
Net carrying amount	0	0
Buildings and Other Constructions [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	421,315
Net carrying amount	421,315
Buildings and Other Constructions [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	1,157,506
Additions	20,112
Acquisition of business	0
Transfers	0
Disposal, derecognition and others	(30,713)
Balance Ending	1,146,905	1,157,506
Net carrying amount	1,146,905	1,157,506
Buildings and Other Constructions [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	711,547
Depreciation of the period	26,134
Acquisition of business	0
Transfers	0
Disposal, derecognition and others	(12,091)
Balance Ending	725,590	711,547
Net carrying amount	725,590	711,547
Installations [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	181,677
Net carrying amount	181,677
Installations [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	720,176
Additions	22,857
Acquisition of business	0
Transfers	13,440
Disposal, derecognition and others	(24,795)
Balance Ending	731,678	720,176
Net carrying amount	731,678	720,176
Installations [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	527,619
Depreciation of the period	33,614
Acquisition of business	0
Transfers	0
Disposal, derecognition and others	(11,232)
Balance Ending	550,001	527,619
Net carrying amount	550,001	527,619
Furniture and Fixtures [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	143,054
Net carrying amount	143,054
Furniture and Fixtures [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	465,006
Additions	35,596
Acquisition of business	151
Transfers	11,909
Disposal, derecognition and others	(45,528)
Balance Ending	467,134	465,006
Net carrying amount	467,134	465,006
Furniture and Fixtures [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	327,178
Depreciation of the period	29,316
Acquisition of business	46
Transfers	0
Disposal, derecognition and others	(32,460)
Balance Ending	324,080	327,178
Net carrying amount	324,080	327,178
Computer Hardware [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	78,437
Net carrying amount	78,437
Computer Hardware [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	602,387
Additions	41,543
Acquisition of business	268
Transfers	2,358
Disposal, derecognition and others	(75,510)
Balance Ending	571,046	602,387
Net carrying amount	571,046	602,387
Computer Hardware [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	534,693
Depreciation of the period	33,662
Acquisition of business	56
Transfers	0
Disposal, derecognition and others	(75,802)
Balance Ending	492,609	534,693
Net carrying amount	492,609	534,693
Vehicles and Equipment [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	22,343
Net carrying amount	22,343
Vehicles and Equipment [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	115,650
Additions	754
Acquisition of business	0
Transfers	2,003
Disposal, derecognition and others	(6,246)
Balance Ending	112,161	115,650
Net carrying amount	112,161	115,650
Vehicles and Equipment [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	91,074
Depreciation of the period	5,717
Acquisition of business	0
Transfers	0
Disposal, derecognition and others	(6,973)
Balance Ending	89,818	91,074
Net carrying amount	89,818	91,074
Work in Progress [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Ending	58,787
Net carrying amount	58,787
Work in Progress [Member] | Cost [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	38,309
Additions	70,082
Acquisition of business	0
Transfers	(29,710)
Disposal, derecognition and others	(19,894)
Balance Ending	58,787	38,309
Net carrying amount	58,787	38,309
Work in Progress [Member] | Accumulated Amortization [Member]
Movement of Property, Furniture and Equipment and Accumulated Depreciation [Abstract]
Balance Beginning	0
Depreciation of the period	0
Acquisition of business	0
Transfers	0
Disposal, derecognition and others	0
Balance Ending	0	0
Net carrying amount	S/ 0	S/ 0